OTHER OPERATING EXPENSES	3 Months Ended
Mar. 31, 2025
Disclosure of other operating expenses [abstract]
OTHER OPERATING EXPENSES

NOTE 29. OTHER OPERATING EXPENSES
The item composition as of the indicated dates is detailed below:

Items	03.31.25	03.31.24
Turnover Tax	(151,172,717)	(214,549,189)
Contributions to the Deposit Insurance	(8,782,990)	(3,869,835)
Charges for Other Provisions	(4,128,809)	(89,485,010)
Claims	(9,674,344)	(5,114,154)
Other Financial Income	(12,667,245)	(90,277,385)
Interest on Leases	(2,044,504)	(1,551,805)
Credit Card-related Interest	(39,466,472)	(39,767,317)
Other Service-related and Sundry Expenses	(68,602,993)	(60,392,866)
Total	(296,540,074)	(505,007,561)